SIGNIFICANT ACCOUNTING JUDGMENTS AND ESTIMATES - Narrative (Details)	12 Months Ended
Dec. 31, 2023 field
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, number of unrecoverable fieds	2